TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities
	December 31,
	2023	2022

Carry forward tax losses	$36.2	$38.7
Employee stock based compensation	30.3	34.9
Deferred revenues	3.0	3.5
Tax credits	32.5	29.8
Unrealized loss on marketable securities, net	11.8	29.6
Accrued employee costs	13.2	11.3
Other	17.3	16.3

Deferred tax assets before valuation allowance	144.3	164.1
Valuation allowance – mainly in respect to carryforward losses	(16.7)	(17.5)

Deferred tax asset	127.6	146.6

Intangible assets	(13.4)	(32.8)
Deferred commission	(9.3)	(3.8)
Other	(6.1)	(15.8)

Deferred tax liability	(28.8)	(52.4)

Deferred tax asset, net	$98.8	$94.2

Schedule of Income Before Taxes
	Year ended December 31,
	2023	2022	2021

Domestic	$901.6	$897.4	$917.9
Foreign	74.0	30.9	31.7

	$975.6	$928.3	$949.6

Schedule of Components of Income Tax Expense
	Year ended December 31,
	2023	2022	2021

Domestic taxes:
Current	$140.6	$117.7	$130.9
Deferred	(23.0)	(1.3)	(1.1)

	117.6	116.4	129.8
Foreign taxes:
Current	13.1	12.7	7.1
Deferred	4.6	2.3	(2.9)

	17.7	15.0	4.2

Taxes on income	$135.3	$131.4	$134.0

Schedule of Reconciliation Of Unrecognized Tax Benefits
	December 31,
	2023		2022

Beginning balance		$436.3		$469.5
Decrease related to tax positions taken during prior years		(35.2)		(85.4)
Increase related to tax positions taken during the current year		51.9		52.2

Ending balance	$	*) 453.0	$	*) 436.3

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2023	2022	2021

Income before taxes as reported in the statements of income	$975.6	$928.3	$949.6

Statutory tax rate in Israel	23%	23%	23%

Decrease in taxes resulting from:
Effect of “Technological preferred or Preferred Enterprise” status *)	(8)%	(13)%	(11)%
Others, net	(1)%	4%	2%

Effective tax rate	14%	14%	14%

*) Basic earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.66	$0.95	$0.80

*) Diluted earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.65	$0.94	$0.80